TRADE AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
TRADE AND OTHER PAYABLES [Abstract]
Trade creditors	$ 1,434,439	$ 1,901,870
Accrued expenses	709,632	87,214
Trade and other payables	$ 2,144,071	$ 1,989,084